Note 44 - IBOR Transition (Detail) € in Millions	Dec. 31, 2021 EUR (€)
USD LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	€ 2,894,005
Non-derivative financial assets [Abstract]
Bonds (FRN)	400
Securitizations	98
Syndicated loans	35,312
Repos / Other Secured Lending	308
Loans / Advances (Total Limit)	27,091
Retail / Commercial Mortgages	395
Other	982
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	80,264	[1]
Interest Rate Derivatives OTC	2,546,602	[1]
Other OTC Derivatives	202,554	[1]
Financial Liabilities IBOR	2,686,766
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	6,561
Repos / Other Secured Lending	6
Deposits	10,809
Other	26
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	3,374	[1]
Interest Rate Derivatives OTC	2,469,906	[1]
Other OTC Derivatives	196,083	[1]
Off-balance sheet [Abstract]
Loan Commitments	73,152
Other Commitments	13
Other	0
Total off-balance sheet	73,166
GBP LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	356,907
Non-derivative financial assets [Abstract]
Bonds (FRN)	0
Securitizations	37
Syndicated loans	552
Repos / Other Secured Lending	0
Loans / Advances (Total Limit)	4,926
Retail / Commercial Mortgages	0
Other	90
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	345,222	[1]
Other OTC Derivatives	6,080	[1]
Financial Liabilities IBOR	321,471
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0
Repos / Other Secured Lending	0
Deposits	0
Other	41
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	315,253	[1]
Other OTC Derivatives	6,177	[1]
Off-balance sheet [Abstract]
Loan Commitments	498
Other Commitments	0
Other	0
Total off-balance sheet	498
CHF LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	47,246
Non-derivative financial assets [Abstract]
Bonds (FRN)	0
Securitizations	0
Syndicated loans	11
Repos / Other Secured Lending	0
Loans / Advances (Total Limit)	171
Retail / Commercial Mortgages	0
Other	0
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	44,657	[1]
Other OTC Derivatives	2,408	[1]
Financial Liabilities IBOR	45,442
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0
Repos / Other Secured Lending	0
Deposits	0
Other	0
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	44,058	[1]
Other OTC Derivatives	1,384	[1]
Off-balance sheet [Abstract]
Loan Commitments	40
Other Commitments	0
Other	0
Total off-balance sheet	40
JPY LIBOR [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	523,593
Non-derivative financial assets [Abstract]
Bonds (FRN)	0
Securitizations	0
Syndicated loans	1
Repos / Other Secured Lending	0
Loans / Advances (Total Limit)	58
Retail / Commercial Mortgages	0
Other	7
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	521,581	[1]
Other OTC Derivatives	1,946	[1]
Financial Liabilities IBOR	502,571
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0
Repos / Other Secured Lending	0
Deposits	0
Other	0
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	498,993	[1]
Other OTC Derivatives	3,578	[1]
Off-balance sheet [Abstract]
Loan Commitments	95
Other Commitments	0
Other	0
Total off-balance sheet	95
EONIA [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	9,578
Non-derivative financial assets [Abstract]
Bonds (FRN)	0
Securitizations	0
Syndicated loans	0
Repos / Other Secured Lending	0
Loans / Advances (Total Limit)	363
Retail / Commercial Mortgages	0
Other	173
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	9,042	[1]
Other OTC Derivatives	0	[1]
Financial Liabilities IBOR	7,840
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0
Repos / Other Secured Lending	2
Deposits	664
Other	22
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	7,150	[1]
Other OTC Derivatives	0	[1]
Off-balance sheet [Abstract]
Loan Commitments	1,954
Other Commitments	0
Other	9
Total off-balance sheet	1,963
Other IBORs [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	40,971
Non-derivative financial assets [Abstract]
Bonds (FRN)	0
Securitizations	0
Syndicated loans	71
Repos / Other Secured Lending	0
Loans / Advances (Total Limit)	398
Retail / Commercial Mortgages	0
Other	0
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	40,493	[1]
Other OTC Derivatives	10	[1]
Financial Liabilities IBOR	38,650
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0
Repos / Other Secured Lending	0
Deposits	0
Other	0
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1]
Interest Rate Derivatives OTC	38,569	[1]
Other OTC Derivatives	81	[1]
Off-balance sheet [Abstract]
Loan Commitments	33
Other Commitments	0
Other	0
Total off-balance sheet	33
Multiple Basis [Member]
IBOR Transition [Line Items]
Financial Assets IBOR	167,050	[2]
Non-derivative financial assets [Abstract]
Bonds (FRN)	0	[2]
Securitizations	0	[2]
Syndicated loans	0	[2]
Repos / Other Secured Lending	0	[2]
Loans / Advances (Total Limit)	0	[2]
Retail / Commercial Mortgages	0	[2]
Other	0	[2]
Derivative financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1],[2]
Interest Rate Derivatives OTC	5	[1],[2]
Other OTC Derivatives	167,045	[1],[2]
Financial Liabilities IBOR	144,217	[2]
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	0	[2]
Repos / Other Secured Lending	0
Deposits	0	[2]
Other	0	[2]
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives Exchange Traded	0	[1],[2]
Interest Rate Derivatives OTC	2	[1],[2]
Other OTC Derivatives	144,215	[1],[2]
Off-balance sheet [Abstract]
Loan Commitments	0	[2]
Other Commitments	0
Other	0	[2]
Total off-balance sheet	€ 0	[2]

[1]	The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature
[2]	Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).